Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income for the period	$ 13,229	$ 19,689
Adjustments for:
Pension and medical benefits - actuarial losses	759	633
Results of equity-accounted investments	(13)	(341)
Depreciation, depletion and amortization	6,173	6,630
Impairment of assets (reversals)	404	167
Inventory write-back to net realizable value	6	3
Allowance for credit loss on trade and other receivables	34	39
Exploratory expenditure write-offs	38	94
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(1,187)	(846)
Foreign exchange, indexation and finance charges	847	2,882
Income taxes	6,172	9,875
Revision and unwinding of discount on the provision for decommissioning costs	443	295
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation		(4)
Results from co-participation agreements in bid areas	(28)	(2,872)
Early termination and cash outflows revision of lease agreements	(258)	(401)
Losses with legal, administrative and arbitration proceedings, net	531	557
Decrease (Increase) in assets
Trade and other receivables	1,175	57
Inventories	1,080	(2,034)
Judicial deposits	(782)	(859)
Other assets	275	(652)
Increase (Decrease) in liabilities
Trade payables	(291)	(141)
Other taxes payable	(964)	(981)
Pension and medical benefits	(451)	(1,689)
Provisions for legal proceedings	(219)	(178)
Other employee benefits	(216)	(366)
Provision for decommissioning costs	(338)	(278)
Other liabilities	(128)	627
Income taxes paid	(6,302)	(5,102)
Net cash provided by operating activities	19,989	24,804
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(5,335)	(4,073)
Acquisition of equity interests	(17)	(19)
Proceeds from disposal of assets - Divestment	3,461	3,378
Financial compensation from co-participation agreements	391	5,213
Investment in marketable securities	(468)	(2,108)
Dividends received	69	242
Net cash (used in) provided by investing activities	(1,899)	2,633
Cash flows from financing activities
Changes in non-controlling interest	(50)	(17)
Proceeds from finance debt	62	330
Repayment of principal - finance debt	(1,482)	(5,477)
Repayment of interest - finance debt	(1,004)	(916)
Repayment of lease liability	(2,862)	(2,682)
Dividends paid to Shareholders of Petrobras	(10,397)	(12,429)
Dividends paid to non-controlling interests	(48)	(58)
Net cash used in financing activities	(15,781)	(21,249)
Effect of exchange rate changes on cash and cash equivalents	46	(374)
Net change in cash and cash equivalents	2,355	5,814
Cash and cash equivalents at the beginning of the period	7,996	10,480
Cash and cash equivalents at the end of the period	$ 10,351	$ 16,294